Schedule of share-based compensation plan (Details)						12 Months Ended
	Nov. 01, 2021 Number	Jun. 01, 2021 Number	Apr. 26, 2021 Number	Mar. 25, 2021 Number	Jan. 25, 2021 Number	Dec. 31, 2021 Number R$ / shares	Dec. 31, 2020 Number R$ / shares
Labor And Social Obligations
Outstanding at the beginning | R$ / shares						R$ 78.22
Outstanding at the beginning | Number						2,510,983,000	2,364,214,000
Granted | R$ / shares						R$ 109.18
Granted | Number	241,000	180,000	139,000	65,000	545,000	1,170,000,000	477,220,000
Forfeited | R$ / shares						R$ 112.89
Forfeited | Number						(60,000,000)	(274,359,000)
Exercised | R$ / shares						R$ 78.15
Exercised | Number						(442,669,000)	(56,092,000)
Expired | R$ / shares						R$ 78.21
Expired | Number						(91,586,000)	(0)
Outstanding at the ending | R$ / shares						R$ 92.33	R$ 78.22
Outstanding at the ending | Number						3,086,728,000	2,510,983,000